Financial Instruments (Commercial Paper) - Additional Information (Detail) (Commercial Paper, USD $) In Billions, unless otherwise specified	Feb. 28, 2013
Commercial Paper
Short-term Debt [Line Items]
Capacity of commercial paper program	$ 1.0